Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	New York Life Investments ETF Trust
Entity Central Index Key	0001415995
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
C000069675
Shareholder Report [Line Items]
Fund Name	NYLI Hedge Multi-Strategy Tracker ETF
Trading Symbol	QAI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Hedge Multi-Strategy Tracker ETF (the "Fund") for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.
Additional Information Phone Number	888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI Hedge Multi-Strategy Tracker ETF	$58	0.54%
Footnote	Description
Footnote1	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

What factors influenced Fund performance during the reporting period?

During the 12‑month period ended April 30, 2026, the Fund's performance benefited from a macroeconomic environment marked by elevated interest rates, inflation uncertainty, and episodic volatility, which expanded opportunity sets across asset classes. Hedge fund strategies generated strong returns amid increased dispersion, supported by positioning around interest rates, currencies, and event‑driven opportunities. Consistent with its systematic, multi‑strategy approach, the Fund benefited from equity market strength, fixed income carry, and diversified exposures that helped navigate periods of volatility.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	NYLI Hedge Multi-Strategy Tracker ETF - NAV 14,373	NYLI Hedge Multi-Strategy Index15,448	Russell 3000® Index39,601	S&P 500® Index (Net)39,320	Barclay Hedge Fund Index19,361
4/16	10,000	10,000	10,000	10,000	10,000
4/17	10,042	10,191	11,858	11,717	10,986
4/18	10,468	10,682	13,406	13,194	11,731
4/19	10,631	10,882	15,106	14,884	11,844
4/20	10,521	10,841	14,948	14,923	11,390
4/21	11,679	12,115	22,560	21,676	14,581
4/22	10,885	11,351	21,857	21,631	14,238
4/23	10,959	11,504	22,186	22,093	14,168
4/24	11,847	12,495	27,133	26,974	15,558
4/25	12,405	13,218	30,227	30,114	16,509
4/26	14,373	15,448	39,601	39,320	19,361

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	One Year	Five Years	Ten Years
NYLI Hedge Multi-Strategy Tracker ETF - NAV	3/25/2009	15.86%	4.24%	3.69%
NYLI Hedge Multi-Strategy IndexFootnote Reference1		16.87%	4.98%	4.44%
Russell 3000® IndexFootnote Reference2		31.01%	11.91%	14.75%
S&P 500® Index (Net)Footnote Reference3		30.57%	12.65%	14.67%
Barclay Hedge Fund IndexFootnote Reference4		17.28%	5.83%	6.83%

Performance Inception Date	Mar. 25, 2009
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 968,486,517
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 4,009,127
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund's net assets	$968,486,517
Total number of portfolio holdings	114
Total advisory fees paid	$4,009,127
Portfolio turnover rate	55%

Holdings [Text Block]

Top Ten Holdings and/or Issuers*

Table Summary
iShares Floating Rate Bond ETF	17.0%
Franklin Senior Loan ETF	8.3%
Vanguard FTSE Developed Markets ETF	8.1%
Vanguard Short-Term Treasury ETF	7.5%
iShares Core S&P Small-Cap ETF	5.7%
State Street SPDR Bloomberg Investment Grade Floating Rate ETF	5.1%
iShares MSCI USA Momentum Factor ETF	4.4%
iShares MSCI Emerging Markets ex China ETF	4.3%
iShares National Muni Bond ETF	3.8%
iShares Convertible Bond ETF	3.6%

*  Excluding short-term investments

Portfolio Composition

Table Summary
Floating Rate - Investment Grade Funds	22.1%
Short-Term Investments	14.3%
Bank Loan Fund	8.3%
International Equity Core Fund	8.1%
U.S. Short Term Treasury Bond Fund	7.5%
Municipal Bond Funds	7.4%
Convertible Bond Funds	6.8%
U.S. Small Cap Core Fund	5.6%
Emerging Markets Funds	5.3%
U.S. Momentum Fund	4.3%
Merger Arbitrage Funds	4.2%
Managed Futures Funds	3.7%
U.S. Sector Funds	3.0%
Preferred Fund	2.2%
Agriculture Fund	2.0%
High Yield Corporate Bond Funds	1.9%
Broad Funds	1.8%
U.S. Large Cap Core Funds	1.6%
BRIC Equity Fund	1.6%
U.S. Dollar Fund	1.5%
Mortgage Backed Fund	0.5%
Derivative Income Fund	0.2%
Silver Fund	0.1%
China Fund	0.1%
Other Asset and Liabilities	(14.1)%

Material Fund Change [Text Block]
C000077928
Shareholder Report [Line Items]
Fund Name	NYLI Merger Arbitrage ETF
Trading Symbol	MNA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Merger Arbitrage ETF (the "Fund") for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.
Additional Information Phone Number	888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NYLI Merger Arbitrage ETF	$78	0.76%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

What factors influenced Fund performance during the reporting period?

During the 12‑month period ended April 30, 2026, the Fund's performance benefited from a more supportive global merger and acquisition environment, driven by improved financing conditions, resilient equity markets, and increased deal activity. While periods of volatility led to temporary spread widening, strong deal flow, limited deal breaks, and subsequent spread compression supported performance. The Fund’s rules‑based strategy of capturing announced deal spreads and hedging stock‑financed transactions contributed to results as transactions progressed toward completion.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	NYLI Merger Arbitrage ETF - NAV 13,260	NYLI Merger Arbitrage Index14,168	MSCI World® Index (Net)32,917	S&P 500® Index (Net)39,320	Barclay Merger Arbitrage Index16,529
4/16	10,000	10,000	10,000	10,000	10,000
4/17	10,638	10,715	11,465	11,717	10,689
4/18	10,825	10,961	12,981	13,194	10,742
4/19	11,097	11,282	13,822	14,884	11,391
4/20	11,108	11,338	13,268	14,923	11,344
4/21	12,116	12,451	19,282	21,676	13,705
4/22	11,465	11,894	18,604	21,631	13,772
4/23	11,440	11,965	19,195	22,093	13,988
4/24	11,297	11,927	22,724	26,974	14,733
4/25	12,627	13,312	25,487	30,114	15,542
4/26	13,260	14,168	32,917	39,320	16,529

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	One Year	Five Years	Ten Years
NYLI Merger Arbitrage ETF - NAV	11/17/2009	5.19%	1.82%	2.86%
NYLI Merger Arbitrage IndexFootnote Reference1		6.43%	2.62%	3.55%
MSCI World® Index (Net)Footnote Reference2		29.16%	11.29%	12.65%
S&P 500® Index (Net)Footnote Reference3		30.57%	12.65%	14.67%
Barclay Merger Arbitrage IndexFootnote Reference4		6.36%	3.82%	5.15%

Performance Inception Date	Nov. 17, 2009
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 250,830,355
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 1,871,456
InvestmentCompanyPortfolioTurnover	335.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund's net assets	$250,830,355
Total number of portfolio holdings	77
Total advisory fees paid	$1,871,456
Portfolio turnover rate	335%

Holdings [Text Block]

Top Ten Holdings and/or Issuers*

Table Summary
Teck Resources Ltd., Class B	5.0%
Norfolk Southern Corp.	4.1%
Electronic Arts, Inc.	3.8%
Northwestern Energy Group, Inc.	3.7%
Chart Industries, Inc.	3.5%
TXNM Energy, Inc.	3.5%
Warner Bros Discovery, Inc.	3.2%
AES Corp. (The)	3.0%
Kenvue, Inc.	2.8%
Qorvo, Inc.	2.6%

*  Excluding short-term investments

Top Industries

Table Summary
Industrials	17.8%
Utilities	14.5%
Financials	13.0%
Short-Term Investments	12.6%
Health Care	10.8%
Communication Services	10.0%
Materials	9.8%
Consumer Staples	4.3%
Information Technology	4.3%
Real Estate	3.6%
Other	(0.7)%

Material Fund Change [Text Block]
C000170331
Shareholder Report [Line Items]
Fund Name	NYLI Candriam International Equity ETF
Trading Symbol	IQSI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Candriam International Equity ETF (the "Fund") for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.
Additional Information Phone Number	888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI Candriam International Equity ETF	$17	0.15%
Footnote	Description
Footnote1	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2026, the Fund’s performance was shaped by a shifting global macroeconomic backdrop, as moderating inflation and diverging monetary policy paths—particularly earlier easing expectations outside the United States—supported developed international equities and contributed to a partial reversal of prior U.S. market leadership. A weaker U.S. dollar for much of the period—alongside geopolitical alliance re-orientation, supply chain re-shoring, improving economic conditions in Europe and Japan, and continued fiscal and industrial policy support—further underpinned returns, particularly in cyclical sectors such as financials and industrials. These dynamics were offset in part by episodic volatility tied to geopolitical tensions, trade frictions and uneven global demand, which created dispersion across sectors and regions reflected in the Index’s performance.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	NYLI Candriam International Equity ETF - NAV 17,510	NYLI Candriam International Equity Index17,740	MSCI EAFE® Index (Net)17,593
12/17/2019	10,000	10,000	10,000
4/20	8,382	8,373	8,240
4/21	11,856	11,877	11,526
4/22	10,929	10,969	10,587
4/23	11,801	11,863	11,478
4/24	12,903	13,015	12,543
4/25	14,405	14,562	14,120
4/26	17,510	17,740	17,593

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	One Year	Five Years	Since Inception
NYLI Candriam International Equity ETF - NAV	12/17/2019	21.56%	8.11%	9.19%
NYLI Candriam International Equity IndexFootnote Reference1		21.82%	8.35%	9.41%
MSCI EAFE® Index (Net)Footnote Reference2		24.60%	8.83%	9.27%

Performance Inception Date	Dec. 17, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 236,837,995
Holdings Count | Holding	605
Advisory Fees Paid, Amount	$ 304,636
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund's net assets	$236,837,995
Total number of portfolio holdings	605
Total advisory fees paid	$304,636
Portfolio turnover rate	14%

Holdings [Text Block]

Top Ten Holdings and/or Issuers*

Table Summary
ASML Holding NV	4.1%
Roche Holding AG	2.1%
AstraZeneca PLC	2.1%
Novartis AG	2.0%
Nestle SA	1.9%
Siemens AG	1.6%
Commonwealth Bank of Australia	1.5%
Toyota Motor Corp.	1.4%
Schneider Electric SE	1.3%
SAP SE	1.2%

*  Excluding short-term investments

Top Countries

Table Summary
Japan	26.2%
United Kingdom	9.8%
United States	9.5%
Australia	9.5%
Germany	7.2%
Netherlands	6.8%
France	4.8%
Switzerland	4.1%
Sweden	3.4%
Spain	3.1%
Other	15.6%

Material Fund Change [Text Block]
C000238086
Shareholder Report [Line Items]
Fund Name	NYLI Candriam U.S. Mid Cap Equity ETF
Trading Symbol	IQSM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Candriam U.S. Mid Cap Equity ETF (the "Fund") for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.
Additional Information Phone Number	888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI Candriam U.S. Mid Cap Equity ETF	$17	0.15%
Footnote	Description
Footnote1	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2026, the Fund’s performance was shaped by a bifurcated market environment in which moderating inflation and expectations for eventual monetary easing supported overall risk sentiment, while still-elevated interest rates continued to weigh on more leveraged, rate-sensitive segments of the U.S. mid-cap universe. This dynamic led to pronounced dispersion, with fundamentally stronger, earnings-resilient companies outperforming peers more dependent on external financing or cyclical demand. As a result, returns were driven by company-specific outcomes and prevailing macro conditions, namely the AI capital expenditure boom and energy price volatility driven by geopolitical conflicts, across sectors such as industrials, technology and energy, rather than broad-based market leadership.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	NYLI Candriam U.S. Mid Cap Equity ETF - NAV 15,391	NYLI Candriam U.S. Mid Cap Equity Index15,492	Russell 3000® Index19,607	Russell Midcap® Index17,014
10/25/2022	10,000	10,000	10,000	10,000
4/23	10,685	10,695	10,984	10,831
4/24	12,044	12,079	13,434	12,602
4/25	12,203	12,259	14,966	13,527
4/26	15,391	15,492	19,607	17,014

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	One Year	Since Inception
NYLI Candriam U.S. Mid Cap Equity ETF - NAV	10/25/2022	26.12%	13.04%
NYLI Candriam U.S. Mid Cap Equity IndexFootnote Reference1		26.37%	13.25%
Russell 3000® IndexFootnote Reference2		31.01%	21.09%
Russell Midcap® IndexFootnote Reference3		25.78%	16.30%

Performance Inception Date	Oct. 25, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 315,038,352
Holdings Count | Holding	243
Advisory Fees Paid, Amount	$ 319,177
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund's net assets	$315,038,352
Total number of portfolio holdings	243
Total advisory fees paid	$319,177
Portfolio turnover rate	49%

Holdings [Text Block]

Top Ten Holdings and/or Issuers*

Table Summary
TechnipFMC PLC	1.3%
Fabrinet	1.1%
Revolution Medicines, Inc.	1.1%
XPO, Inc.	1.1%
MasTec, Inc.	1.1%
United Therapeutics Corp.	1.1%
Albemarle Corp.	1.0%
nVent Electric PLC	1.0%
Twilio, Inc., Class A	0.9%
CH Robinson Worldwide, Inc.	0.9%

*  Excluding short-term investments

Top Industries

Table Summary
Industrials	22.7%
Information Technology	14.4%
Financials	14.2%
Health Care	14.2%
Consumer Discretionary	9.7%
Real Estate	9.0%
Materials	5.8%
Consumer Staples	4.5%
Energy	2.6%
Communication Services	2.2%
Other	0.7%

Material Fund Change [Text Block]
C000170332
Shareholder Report [Line Items]
Fund Name	NYLI Candriam U.S. Large Cap Equity ETF
Trading Symbol	IQSU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Candriam U.S. Large Cap Equity ETF (the "Fund") for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.
Additional Information Phone Number	888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI Candriam U.S. Large Cap Equity ETF	$10	0.09%
Footnote	Description
Footnote1	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2026, the Fund’s performance was driven primarily by a narrow cohort of mega-cap technology and communication services companies, as continued investor enthusiasm around artificial intelligence and cloud infrastructure fueled outsized gains in hyperscalers and semiconductor-linked names. This concentration of market leadership was reinforced by strong capital expenditure cycles in AI-related infrastructure and resilient earnings growth, even amid elevated interest rates and periodic macro volatility. In contrast, portions of the software and payments ecosystem lagged, as higher discount rates, intensifying competition and concerns around AI-driven disruption weighed on valuations and contributed to pronounced dispersion within the technology sector.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	NYLI Candriam U.S. Large Cap Equity ETF - NAV 24,847	NYLI Candriam U.S. Large Cap Equity Index25,000	Russell 3000® Index24,038	S&P 500® Index24,866
12/17/2019	10,000	10,000	10,000	10,000
4/20	9,642	9,638	9,074	9,188
4/21	14,352	14,367	13,694	13,413
4/22	14,526	14,553	13,267	13,441
4/23	14,788	14,823	13,467	13,800
4/24	17,895	17,957	16,470	16,927
4/25	19,104	19,199	18,348	18,974
4/26	24,847	25,000	24,038	24,866

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	One Year	Five Years	Since Inception
NYLI Candriam U.S. Large Cap Equity ETF - NAV	12/17/2019	30.06%	11.60%	15.35%
NYLI Candriam U.S. Large Cap Equity IndexFootnote Reference1		30.21%	11.72%	15.46%
Russell 3000® IndexFootnote Reference2		31.01%	11.91%	14.75%
S&P 500® IndexFootnote Reference3		31.05%	13.14%	15.36%

Performance Inception Date	Dec. 17, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 315,456,443
Holdings Count | Holding	267
Advisory Fees Paid, Amount	$ 229,580
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund's net assets	$315,456,443
Total number of portfolio holdings	267
Total advisory fees paid	$229,580
Portfolio turnover rate	31%

Holdings [Text Block]

Top Ten Holdings and/or Issuers*

Table Summary
Alphabet, Inc.	12.2%
Apple, Inc.	9.6%
Amazon.com, Inc.	5.7%
Microsoft Corp.	4.6%
Tesla, Inc.	3.5%
Micron Technology, Inc.	2.0%
Advanced Micro Devices, Inc.	1.9%
Visa, Inc., Class A Shares	1.7%
Intel Corp.	1.4%
Mastercard, Inc., Class A	1.2%

*  Excluding short-term investments

Top Industries

Table Summary
Information Technology	33.3%
Communication Services	15.0%
Consumer Discretionary	14.7%
Financials	11.9%
Industrials	7.2%
Health Care	6.2%
Consumer Staples	3.5%
Materials	2.8%
Real Estate	2.8%
Energy	1.3%
Other	1.3%

Material Fund Change [Text Block]
C000158453
Shareholder Report [Line Items]
Fund Name	NYLI FTSE International Equity Currency Neutral ETF
Trading Symbol	HFXI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI FTSE International Equity Currency Neutral ETF (the "Fund") for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.
Additional Information Phone Number	888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NYLI FTSE International Equity Currency Neutral ETF	$23	0.20%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2026, the Fund’s performance was supported by moderating inflation, improving growth expectations in Europe and Japan, and a partial rotation away from U.S. market leadership. Currency dynamics also played a meaningful role, as a weaker U.S. dollar for much of the period enhanced unhedged returns, while the Fund’s 50% hedging approach moderated the full benefit of foreign currency appreciation and reduced volatility from late-period foreign-exchange reversals. Sector leadership was tilted toward financials, industrials and technology, reflecting improved economic sentiment, fiscal policy support and ongoing global investment in infrastructure and AI.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	NYLI FTSE International Equity Currency Neutral ETF - NAV 28,039	FTSE Developed ex North America 50% Hedged to USD Net Tax (US RIC) Index29,058	MSCI EAFE® Index (Net)23,349	FTSE Developed ex North America Net Tax (US RIC) Index24,932	FTSE Developed ex North America 100% Hedged to USD Net Tax (US RIC) Index33,510
4/16	10,000	10,000	10,000	10,000	10,000
4/17	11,529	11,596	11,129	11,226	11,965
4/18	13,008	13,177	12,744	12,992	13,341
4/19	12,954	13,109	12,334	12,446	13,779
4/20	11,692	11,862	10,935	11,079	12,668
4/21	16,152	16,456	15,296	15,813	17,065
4/22	15,641	15,948	14,050	14,371	17,617
4/23	16,940	17,341	15,234	15,383	19,419
4/24	19,338	19,843	16,647	16,874	23,149
4/25	21,044	21,661	18,739	18,805	24,711
4/26	28,039	29,058	23,349	24,932	33,510

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	One Year	Five Years	Ten Years
NYLI FTSE International Equity Currency Neutral ETF - NAV	7/22/2015	33.24%	11.66%	10.86%
FTSE Developed ex North America 50% Hedged to USD Net Tax (US RIC) IndexFootnote Reference1		34.15%	12.04%	11.26%
MSCI EAFE® Index (Net)Footnote Reference2		24.60%	8.83%	8.85%
FTSE Developed ex North America 100% Hedged to USD Net Tax (US RIC) IndexFootnote Reference3		35.60%	14.45%	12.85%
FTSE Developed ex North America Net Tax (US RIC) IndexFootnote Reference4		32.58%	9.53%	9.57%

Performance Inception Date	Jul. 22, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,565,293,725
Holdings Count | Holding	918
Advisory Fees Paid, Amount	$ 2,247,017
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund's net assets	$1,565,293,725
Total number of portfolio holdings	918
Total advisory fees paid	$2,247,017
Portfolio turnover rate	14%

Holdings [Text Block]

Top Ten Holdings and/or Issuers*

Table Summary
Samsung Electronics Co., Ltd.	3.2%
ASML Holding NV	2.2%
SK Hynix, Inc.	1.9%
HSBC Holdings PLC	1.2%
Roche Holding AG	1.2%
Novartis AG	1.1%
AstraZeneca PLC	1.1%
Shell PLC	1.0%
Nestle SA	1.0%
Siemens AG	0.9%

*  Excluding short-term investments

Top Countries

Table Summary
Japan	23.1%
United Kingdom	10.0%
South Korea	9.0%
Germany	7.6%
United States	7.5%
Australia	7.2%
France	7.2%
Netherlands	4.2%
Switzerland	4.1%
Spain	3.2%
Other	16.9%

Material Fund Change [Text Block]
C000232898
Shareholder Report [Line Items]
Fund Name	NYLI U.S. Large Cap R&D Leaders ETF
Trading Symbol	LRND
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI U.S. Large Cap R&D Leaders ETF (the "Fund") for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.
Additional Information Phone Number	888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI U.S. Large Cap R&D Leaders ETF	$16	0.14%
Footnote	Description
Footnote1	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

What factors influenced Fund performance during the reporting period?

During the 12‑month period ended April 30, 2026, the Fund's performance benefited from strength in U.S. innovation‑led equities, supported by resilient growth and continued investment in AI and digital infrastructure. Elevated interest rates contributed to volatility and a more selective environment, resulting in a highly concentrated market where a narrow group of mega‑cap innovators drove the majority of returns and other sectors lagged amid valuation and growth concerns.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	NYLI U.S. Large Cap R&D Leaders ETF - NAV 17,782	NYLI U.S. Large Cap R&D Leaders Index17,858	Russell 3000® Index16,711	Russell 1000® Growth Index17,983
2/8/2022	10,000	10,000	10,000	10,000
4/22	9,064	9,063	9,224	8,911
4/23	9,421	9,431	9,362	9,120
4/24	12,333	12,352	11,450	12,020
4/25	13,295	13,334	12,755	13,766
4/26	17,782	17,858	16,711	17,983

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	One Year	Since Inception
NYLI U.S. Large Cap R&D Leaders ETF - NAV	2/8/2022	33.75%	14.58%
NYLI U.S. Large Cap R&D Leaders IndexFootnote Reference1		33.93%	14.70%
Russell 3000® IndexFootnote Reference2		31.01%	12.91%
Russell 1000® Growth IndexFootnote Reference3		30.63%	14.88%

Performance Inception Date	Feb. 08, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 287,105,451
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 82,315
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund's net assets	$287,105,451
Total number of portfolio holdings	110
Total advisory fees paid	$82,315
Portfolio turnover rate	46%

Holdings [Text Block]

Top Ten Holdings and/or Issuers*

Table Summary
NVIDIA Corp.	14.8%
Apple, Inc.	12.7%
Microsoft Corp.	10.2%
Alphabet, Inc., Class A	10.1%
Eli Lilly & Co.	5.2%
Amazon.com, Inc.	4.6%
Broadcom, Inc.	4.6%
Meta Platforms, Inc., Class A	4.2%
Cisco Systems, Inc.	1.5%
Lam Research Corp.	1.3%

*  Excluding short-term investments

Top Industries

Table Summary
Information Technology	54.2%
Communication Services	14.8%
Health Care	10.1%
Investment Companies	6.6%
Industrials	6.0%
Consumer Discretionary	5.5%
Consumer Staples	1.9%
Materials	0.9%
Short-Term Investments	0.0%

Material Fund Change [Text Block]
C000232897
Shareholder Report [Line Items]
Fund Name	NYLI Global Equity R&D Leaders ETF
Trading Symbol	WRND
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Global Equity R&D Leaders ETF (the "Fund") for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.
Additional Information Phone Number	888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI Global Equity R&D Leaders ETF	$22	0.18%
Footnote	Description
Footnote1	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2026, the Fund’s performance was driven by strength in innovation-oriented equities, as moderating inflation and resilient global growth supported risk assets, while sustained capital investment in artificial intelligence and advanced technologies reinforced leadership among R&D-intensive companies. This environment favored firms with high and persistent research spending, particularly in information technology and communication services, where earnings growth remained robust despite elevated interest rates. At the same time, increased dispersion across global markets—driven by trade frictions, geopolitical tensions and uneven demand—resulted in mixed outcomes across sectors, particularly within health care and consumer-oriented industries.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	NYLI Global Equity R&D Leaders ETF - NAV 17,484	NYLI Global Equity R&D Leaders Index17,647	MSCI World® Index (Net)16,244	FTSE All-World Growth® Index16,570
2/8/2022	10,000	10,000	10,000	10,000
4/22	8,965	8,963	9,180	8,962
4/23	9,461	9,463	9,472	9,090
4/24	11,554	11,580	11,214	11,262
4/25	12,494	12,553	12,577	12,605
4/26	17,484	17,647	16,244	16,570

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	One Year	Since Inception
NYLI Global Equity R&D Leaders ETF - NAV	2/8/2022	39.94%	14.12%
NYLI Global Equity R&D Leaders IndexFootnote Reference1		40.58%	14.37%
MSCI World® Index (Net)Footnote Reference2		29.16%	12.15%
FTSE All-World Growth® IndexFootnote Reference3		31.45%	12.68%

Performance Inception Date	Feb. 08, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 10,164,829
Holdings Count | Holding	208
Advisory Fees Paid, Amount	$ 13,739
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund's net assets	$10,164,829
Total number of portfolio holdings	208
Total advisory fees paid	$13,739
Portfolio turnover rate	91%

Holdings [Text Block]

Top Ten Holdings and/or Issuers*

Table Summary
Alphabet, Inc., Class A	7.9%
NVIDIA Corp.	7.5%
Apple, Inc.	6.2%
Amazon.com, Inc.	4.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.5%
Microsoft Corp.	4.4%
ASML Holding NV	4.2%
Broadcom, Inc.	3.9%
Meta Platforms, Inc., Class A	3.3%
AstraZeneca PLC	2.6%

*  Excluding short-term investments

Top Countries

Table Summary
United States	58.7%
Japan	8.6%
Taiwan	8.2%
Germany	5.5%
Netherlands	4.8%
United Kingdom	3.5%
South Korea	2.0%
Denmark	1.7%
China	1.5%
Brazil	1.2%
Other	4.3%

Material Fund Change [Text Block]